Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 6.9%
188,975		AGL Energy Ltd.	$ 1,977,690	0.6
847,547		Aurizon Holdings Ltd.	2,196,482	0.6
647,443		AusNet Services	679,822	0.2
368,376		Australia & New Zealand Banking Group Ltd.	3,863,311	1.1
64,759		BHP Group Ltd.	1,174,814	0.3
565,101		Boral Ltd.	709,787	0.2
225,097		Coca-Cola Amatil Ltd.	1,214,912	0.3
188,966		Crown Resorts Ltd.	876,942	0.3
251,353	(1)	Harvey Norman Holdings Ltd.	461,525	0.1
20,117		Macquarie Group Ltd.	1,071,391	0.3
78,943		Rio Tinto Ltd.	4,067,107	1.1
1,458,095		Scentre Group	1,396,603	0.4
1,575,889		Stockland	2,423,272	0.7
494,375		Sydney Airport	1,708,117	0.5
833,960		Vicinity Centres	521,676	0.2
			24,343,451	6.9

		Belgium: 0.9%
27,986		Colruyt S.A.	1,517,063	0.4
19,450	(2)	UCB S.A.	1,664,186	0.5
			3,181,249	0.9

		China: 0.6%
743,000		BOC Hong Kong Holdings Ltd.	2,039,550	0.6

		Denmark: 3.7%
19,536		Carlsberg A/S	2,199,359	0.6
20,807		Coloplast A/S	3,017,565	0.9
100,485		Novo Nordisk A/S	6,000,572	1.7
58,417		Pandora A/S	1,877,004	0.5
			13,094,500	3.7

		Finland: 2.5%
34,022		Elisa OYJ	2,099,957	0.6
58,174	(2)	Orion Oyj	2,367,467	0.7
81,166	(2)	Sampo OYJ	2,341,546	0.6
80,228	(1)	UPM-Kymmene OYJ	2,187,573	0.6
			8,996,543	2.5

		France: 7.5%
64,234		Bouygues SA	1,864,148	0.5
7,834		Cie Generale des Etablissements Michelin SCA	686,140	0.2
119,498		CNP Assurances	1,157,049	0.3
4,156		Covivio	233,404	0.1
38,384		Danone	2,456,510	0.7
7,820		Dassault Systemes SE	1,141,651	0.3
12,704	(2)	Edenred	527,210	0.1
27,570	(2)	Eiffage SA	1,957,019	0.6
187,921	(2)	Engie SA	1,924,398	0.5
93,048		Eutelsat Communications	967,251	0.3
402,737	(2)	Natixis SA	1,282,412	0.4
82,166		Orange SA	994,822	0.3
53,146		Peugeot S.A.	691,923	0.2
47,522		Renault S.A.	903,142	0.3
63,711	(2)	Sanofi	5,515,778	1.6
71,539	(2)	SCOR SE	1,573,948	0.4
71,704		Societe Generale	1,174,667	0.3
28,011		Total SA	1,055,422	0.3
6,256	(2)	Vinci SA	511,174	0.1
			26,618,068	7.5

		Germany: 5.0%
2,928	(2)	Adidas AG	650,097	0.2
1,834		Allianz SE	312,326	0.1
48,956	(2)	BASF SE	2,288,301	0.6
6,127		Beiersdorf AG	616,933	0.2
23,423		Deutsche Boerse AG	3,217,949	0.9
103,356		Deutsche Post AG	2,770,834	0.8
174,739	(2)	Deutsche Telekom AG	2,256,832	0.6
3,903		Hochtief AG	256,270	0.1
7,409		Muenchener Rueckversicherungs-Gesellschaft AG	1,489,732	0.4
16,235		Siemens AG	1,359,440	0.4
983,908		Telefonica Deutschland Holding AG	2,415,600	0.7
			17,634,314	5.0

		Hong Kong: 3.3%
176,500		CK Hutchison Holdings Ltd.	1,176,401	0.3
243,500		CK Infrastructure Holdings Ltd.	1,289,062	0.4
263,000		CLP Holdings Ltd.	2,409,082	0.7
1,644,000		HKT Trust / HKT Ltd.	2,235,919	0.6
18,900		Jardine Matheson Holdings Ltd.	951,274	0.3
1,342,000		PCCW Ltd.	735,907	0.2
438,000		Power Assets Holdings Ltd.	2,598,322	0.7
212,000		Yue Yuen Industrial Holdings	323,957	0.1
			11,719,924	3.3

		Ireland: 0.3%
38,192		CRH PLC	1,032,825	0.3

		Israel: 1.1%
360,447		Bank Leumi Le-Israel BM	1,987,492	0.6
175,707		Israel Chemicals Ltd.	559,604	0.1
226,560		Israel Discount Bank Ltd.	660,619	0.2
35,087		Mizrahi Tefahot Bank Ltd.	645,801	0.2
			3,853,516	1.1

		Italy: 3.3%
138,444		Assicurazioni Generali S.p.A.	1,875,197	0.5
170,950		Enel S.p.A.	1,179,188	0.3
240,494		ENI S.p.A.	2,389,904	0.7
263,639		Mediobanca Banca di Credito Finanziario SpA	1,437,674	0.4
41,446		Recordati S.p.A.	1,746,231	0.5
541,399		Snam SpA	2,474,358	0.7
82,387		Terna Rete Elettrica Nazionale SpA	517,874	0.2
			11,620,426	3.3

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: 26.9%
14,500		ABC-Mart, Inc.	$ 725,701	0.2
152,200		Ajinomoto Co., Inc.	2,836,167	0.8
27,000		Alps Alpine Co. Ltd.	260,162	0.1
139,900		Astellas Pharma, Inc.	2,155,489	0.6
38,800		Benesse Holdings, Inc.	987,389	0.3
30,100		Calbee, Inc.	812,305	0.2
144,800		Canon, Inc.	3,146,639	0.9
7,600		Central Japan Railway Co.	1,218,061	0.3
505		Daiwa House REIT Investment Corp.	1,237,717	0.3
15,300		Denso Corp.	488,903	0.1
33,200		East Japan Railway Co.	2,512,257	0.7
47,200		Electric Power Development Co., Ltd.	945,970	0.3
27,100		Fuji Film Holdings Corp.	1,335,476	0.4
900		Hikari Tsushin, Inc.	150,600	0.0
46,000		Hitachi Ltd.	1,321,415	0.4
21,700		Hoya Corp.	1,845,184	0.5
147,500	(1)	Itochu Corp.	3,052,456	0.9
123,700		J Front Retailing Co., Ltd.	1,020,941	0.3
80,200		Japan Airlines Co. Ltd.	1,473,871	0.4
1,237		Japan Retail Fund Investment Corp.	1,406,186	0.4
66,200		Kamigumi Co., Ltd.	1,117,426	0.3
93,800		Konami Holdings Corp.	2,877,093	0.8
25,100		Lawson, Inc.	1,377,734	0.4
146,800		LIXIL Group Corp.	1,808,750	0.5
27,800		Marubeni Corp.	137,973	0.0
22,100		McDonald's Holdings Co. Japan Ltd.	996,750	0.3
76,700		Medipal Holdings Corp.	1,433,210	0.4
33,100		MEIJI Holdings Co., Ltd.	2,345,670	0.7
224,000		Mitsubishi Chemical Holdings Corp.	1,330,119	0.4
124,000		Mitsubishi Corp.	2,622,877	0.7
86,100		Mitsubishi Heavy Industries Ltd.	2,169,886	0.6
107,000		Mitsui & Co., Ltd.	1,485,557	0.4
101,500		MS&AD Insurance Group Holdings, Inc.	2,831,965	0.8
70,900		NEC Corp.	2,581,698	0.7
6,100		Nippon Shinyaku Co., Ltd.	477,670	0.1
120,100		NTT DoCoMo, Inc.	3,755,900	1.1
66,500		Olympus Corp.	958,618	0.3
37,800		ORIX Corp.	450,979	0.1
160,500		Pan Pacific International Holdings Corp.	3,039,440	0.9
221,500		Ricoh Co., Ltd.	1,617,234	0.5
48,300		Sankyo Co., Ltd.	1,400,730	0.4
33,400		Secom Co., Ltd.	2,762,456	0.8
166,900		Seiko Epson Corp.	1,796,337	0.5
141,400		Sekisui House Ltd.	2,331,974	0.7
75,900		Seven & I Holdings Co., Ltd.	2,506,590	0.7
45,600		Shionogi & Co., Ltd.	2,246,232	0.6
39,700		Softbank Corp.	505,726	0.1
202,100		Sumitomo Corp.	2,304,798	0.7
107,100		Sumitomo Mitsui Financial Group, Inc.	2,601,823	0.7
86,900		Sundrug Co., Ltd.	2,784,643	0.8
18,900		Suzuken Co., Ltd.	686,674	0.2
98,700		Teijin Ltd.	1,669,510	0.5
23,800		Toyo Suisan Kaisha Ltd.	1,150,315	0.3
61,700		Trend Micro, Inc.	3,046,884	0.9
1,015		United Urban Investment Corp.	1,015,469	0.3
33,100		West Japan Railway Co.	2,263,874	0.6
			95,423,473	26.9

		Netherlands: 5.9%
150,425	(3)	ABN AMRO Bank NV	1,220,665	0.3
236,793		ING Groep NV	1,213,351	0.3
77,675		Koninklijke Ahold Delhaize NV	1,809,562	0.5
229,673		Koninklijke KPN NV	549,243	0.2
19,785		Koninklijke Philips NV	812,321	0.2
68,197	(2)	Randstad NV	2,406,806	0.7
327,561		Royal Dutch Shell PLC - Class A	5,690,927	1.6
85,029		Unilever NV	4,179,287	1.2
45,841		Wolters Kluwer NV	3,244,817	0.9
			21,126,979	5.9

		New Zealand: 0.4%
539,574		Spark New Zealand Ltd.	1,313,202	0.4

		Norway: 0.4%
183,527		Orkla ASA	1,572,407	0.4

		Singapore: 2.0%
1,053,900		CapitaLand Mall Trust	1,321,452	0.4
850,100		ComfortDelgro Corp., Ltd.	905,214	0.2
1,625,900		Genting Singapore Ltd.	788,172	0.2
122,800		SATS Ltd.	272,970	0.1
311,500		Singapore Exchange Ltd.	2,006,201	0.6
1,009,700		Singapore Telecommunications Ltd.	1,800,016	0.5
			7,094,025	2.0

		Spain: 2.9%
15,463	(2),(3)	Aena SME SA	1,677,650	0.5
87,655		Enagas	1,729,189	0.5
107,429		Endesa S.A.	2,273,242	0.6
108,464		Ferrovial SA - FERE	2,574,583	0.7
452,156	(2)	Mapfre SA	767,038	0.2
59,477		Red Electrica Corp. SA	1,068,773	0.3
43,095		Repsol SA	384,462	0.1
			10,474,937	2.9

		Sweden: 1.2%
52,903	(2)	Essity AB	1,620,609	0.4
20,213	(1)	Swedish Match AB	1,144,453	0.3
202,469		Telefonaktiebolaget LM Ericsson	1,638,979	0.5
			4,404,041	1.2

		Switzerland: 10.5%
49,954		Adecco Group AG	1,968,519	0.6
229		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	1,922,105	0.5
61,675		LafargeHolcim Ltd.-CHF	2,250,737	0.6
112,385		Nestle SA	11,504,605	3.2
78,584		Novartis AG	6,483,089	1.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
29,499	Roche Holding AG	$ 9,491,068	2.7
10,853	Zurich Insurance Group AG	3,812,731	1.1
		37,432,854	10.5

	United Kingdom: 13.0%
224,839	3i Group PLC	2,178,601	0.6
67,309	Admiral Group Plc	1,853,694	0.5
13,155	Anglo American PLC	230,523	0.1
96,093	(3) Auto Trader Group PLC	519,266	0.1
588,337	Aviva PLC	1,934,303	0.5
430,704	BAE Systems PLC	2,767,276	0.8
887,372	BP PLC	3,639,054	1.0
1,864,866	BT Group PLC	2,712,565	0.8
55,453	Coca-Cola European Partners PLC	2,081,151	0.6
16,138	Diageo PLC	511,727	0.1
603,953	Direct Line Insurance Group PLC	2,204,849	0.6
358,794	Evraz PLC	1,026,552	0.3
30,976	Fiat Chrysler Automobiles NV	221,130	0.1
276,437	GlaxoSmithKline PLC	5,187,098	1.5
69,146	Imperial Brands PLC	1,276,110	0.4
33,930	Next PLC	1,702,224	0.5
75,393	Persimmon PLC	1,782,186	0.5
86,130	Relx PLC (GBP Exchange)	1,838,220	0.5
1,904,558	Royal Bank of Scotland Group PLC	2,626,141	0.7
404,808	Sage Group PLC/The	2,943,572	0.8
150,598	Smith & Nephew PLC	2,653,006	0.8
73,141	Unilever PLC	3,688,506	1.0
477,761	Vodafone Group PLC	660,954	0.2
		46,238,708	13.0

	Total Common Stock
	(Cost $407,727,335)	349,214,992	98.3

EXCHANGE-TRADED FUNDS: 0.5%
31,623	iShares MSCI EAFE ETF	1,690,566	0.5

	Total Exchange-Traded Funds
	(Cost $1,961,938)	1,690,566	0.5

PREFERRED STOCK: 0.1%
	Germany: 0.1%
5,664	(2) Henkel AG & Co. KGaA	453,016	0.1

	Total Preferred Stock
	(Cost $445,316)	453,016	0.1

	Total Long-Term Investments
	(Cost $410,134,589)	351,358,574	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 2.0%
1,624,032	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,624,033, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,656,513, due 05/01/20-02/20/70)	$ 1,624,032	0.4
1,624,032	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,624,033, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,656,512, due 04/15/20-01/01/59)	1,624,032	0.5
1,624,032	(4) MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,624,032, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,656,513, due 03/01/27-03/01/50)	1,624,032	0.5
1,624,032	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,624,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,656,513, due 07/15/20-02/20/50)	1,624,032	0.5

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
481,438	(4) TD Securities (USA) LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $481,438, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $491,067, due 01/01/44-08/01/48)	$ 481,438	0.1

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $6,977,566)	6,977,566	2.0

	Total Investments in Securities (Cost $417,112,155)	$ 358,336,140	100.9
	Liabilities in Excess of Other Assets	(3,021,078)	(0.9)
	Net Assets	$ 355,315,062	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Industrials	16.2%
Health Care	15.4
Consumer Staples	15.1
Financials	14.6
Communication Services	7.4
Consumer Discretionary	6.2
Information Technology	6.0
Utilities	5.9
Materials	5.2
Energy	3.7
Real Estate	2.7
Exchange-Traded Funds	0.5
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$ –	$ 24,343,451	$ –	$ 24,343,451
Belgium	–	3,181,249	–	3,181,249
China	–	2,039,550	–	2,039,550
Denmark	–	13,094,500	–	13,094,500
Finland	–	8,996,543	–	8,996,543
France	–	26,618,068	–	26,618,068
Germany	–	17,634,314	–	17,634,314
Hong Kong	–	11,719,924	–	11,719,924
Ireland	–	1,032,825	–	1,032,825
Israel	–	3,853,516	–	3,853,516
Italy	–	11,620,426	–	11,620,426
Japan	–	95,423,473	–	95,423,473
Netherlands	3,244,817	17,882,162	–	21,126,979
New Zealand	–	1,313,202	–	1,313,202
Norway	–	1,572,407	–	1,572,407
Singapore	–	7,094,025	–	7,094,025
Spain	–	10,474,937	–	10,474,937
Sweden	–	4,404,041	–	4,404,041
Switzerland	–	37,432,854	–	37,432,854
United Kingdom	2,081,151	44,157,557	–	46,238,708
Total Common Stock	5,325,968	343,889,024	–	349,214,992
Exchange-Traded Funds	1,690,566	–	–	1,690,566
Preferred Stock	–	453,016	–	453,016
Short-Term Investments	–	6,977,566	–	6,977,566
Total Investments, at fair value	$ 7,016,534	$ 351,319,606	$ –	$ 358,336,140

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $419,265,835.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 18,195,613
Gross Unrealized Depreciation	(78,943,779)
Net Unrealized Depreciation	$ (60,748,166)